Label	Element	Value
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Global Allocation 25/75 Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The investment objective of the Global Allocation 25/75 Portfolio (the “25/75 Portfolio” or the “Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The 25/75 Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. The Portfolio’s allocates the majority of its assets to fixed income Underlying Funds, but the Portfolio also allocates a small portion of its assets to domestic and international equity Underlying Funds. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

Generally, the Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. Periodically the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2026, the Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with a moderate to meaningful emphasis on smaller capitalization, lower relative price, and higher profitability companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with a meaningful emphasis on smaller capitalization, lower relative price, and higher profitability companies and an international equity Underlying Fund that primarily invests in publicly traded REITs and REIT-like entities.

The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 45% of its net assets in U.S. companies or issuers. This percentage will change due to market conditions.

The Advisor may also increase or reduce the 25/75 Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The 25/75 Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another. Certain fixed income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure, including adjustments based on actual or expected cash inflows to or outflows from the Underlying Fund. Certain fixed income Underlying Funds may use derivatives to establish short positions for individual securities, markets, or currencies, in order to adjust the Underlying Fund’s duration or to replace more traditional direct investments. Also the Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the 25/75 Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—Investments in Underlying Funds.”

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.dimensional.com/us-en/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	oef_BarChartHeading	Global Allocation 25/75 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	oef_PerformanceTableHeading	Annualized Returns (%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Fund of Funds Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Fund of Funds Risk: The investment performance of a fund of funds is affected by the investment performance of the underlying funds in which the fund of funds invests. The ability of a fund of funds to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of a fund of funds’ assets among the underlying funds. A fund of funds may allocate assets to an underlying fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of a fund of funds or any underlying fund will be achieved. Through its investments in the underlying funds, a fund of funds is subject to the risks of the underlying funds’ investments. When a fund of funds invests in underlying funds, investors are exposed to a proportionate share of the expenses of those underlying funds in addition to the expenses of a fund of funds. Certain risks of the Underlying Funds’ investments that are principal risks of investing in the Portfolio are described below.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Equity Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Foreign Securities and Currencies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Foreign Government Debt Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Small and Mid-Cap Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Profitability Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Value Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Fitch or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Income Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Call Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Securities Lending Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Operational Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Cyber Security Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Global 25/75 Composite Index1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Global 25/75 Composite Index1	[1]
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Global 25/75 Composite Index1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.52%
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | S&P Global BMI Index (net dividends)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P Global BMI Index (net dividends)
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | S&P Global BMI Index (net dividends)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.28%
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | ICE BofA 1-3 Year Global Government Index (hedged to USD)2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ICE BofA 1-3 Year Global Government Index (hedged to USD)2	[2]
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | ICE BofA 1-3 Year Global Government Index (hedged to USD)2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.09%
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Bloomberg Global Aggregate Bond Index (hedged to USD)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Global Aggregate Bond Index (hedged to USD)
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Bloomberg Global Aggregate Bond Index (hedged to USD)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.39%
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Institutional Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.15%	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	204
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	478
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	25
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	110
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	204
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 478
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.61%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.18%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.80%
Annual Return [Percent]	oef_AnnlRtrPct	4.97%
Annual Return [Percent]	oef_AnnlRtrPct	6.64%
Annual Return [Percent]	oef_AnnlRtrPct	(1.85%)
Annual Return [Percent]	oef_AnnlRtrPct	9.79%
Annual Return [Percent]	oef_AnnlRtrPct	7.29%
Annual Return [Percent]	oef_AnnlRtrPct	5.59%
Annual Return [Percent]	oef_AnnlRtrPct	(8.05%)
Annual Return [Percent]	oef_AnnlRtrPct	8.90%
Annual Return [Percent]	oef_AnnlRtrPct	7.43%
Annual Return [Percent]	oef_AnnlRtrPct	8.67%
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Institutional Class | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.62%
Prospectus Summary | GLOBAL ALLOCATION 25/75 PORTFOLIO | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.40%

[1]	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).
[2]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[3]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.